PAINEWEBBER RETIREMENT MONEY FUND
STATEMENT OF NET ASSETS                            DECEMBER 31, 1997 (UNAUDITED)

 PRINCIPAL
  AMOUNT                                    MATURITY          INTEREST
   (000)                                     DATES              RATES           VALUE
 ---------                            -------------------- ---------------  --------------
 U.S. GOVERNMENT AGENCY
 OBLIGATIONS--7.25%
 $106,505  FEDERAL HOME LOAN BANK..   01/28/98 TO 12/30/98 5.735 TO 6.000%  $  106,493,763
   20,000  FEDERAL HOME LOAN
            MORTGAGE CORPORATION...         01/30/98            5.740           19,907,522
   10,000  FEDERAL NATIONAL
            MORTGAGE ASSOCIATION...         01/06/98            5.894*           9,996,520
   53,650  STUDENT LOAN MARKETING
            ASSOCIATION............   01/08/98 TO 11/20/98 5.750 TO 5.850       53,650,000
  100,000  STUDENT LOAN MARKETING
            ASSOCIATION............         01/06/98       5.639 TO 5.899*     100,000,000
                                                                            --------------
 TOTAL U.S. GOVERNMENT AGENCY
 OBLIGATIONS (COST--$290,047,805)...                                           290,047,805
                                                                            --------------
 BANK NOTES--2.74%
 DOMESTIC--2.74%
   15,000  BANK ONE WISCONSIN......         01/06/98            5.480*          14,990,531
   10,000  FCC NATIONAL BANK.......         01/02/98            5.610*           9,997,215
   20,000  KEYBANK N.A. ...........         01/02/98            6.120*          19,990,760
    5,000  KEYBANK N.A. ...........         03/11/98            5.850            4,999,620
   14,500  OLD KENT BANK...........         04/15/98            6.875           14,524,886
   25,000  PNC BANK, N.A. .........         01/02/98            5.600*          24,987,732
   10,000  SUNTRUST BANKS
            INCORPORATED...........         07/14/98            5.830            9,996,651
   10,000  WACHOVIA BANK OF NORTH
            CAROLINA...............         10/08/98            5.810            9,997,438
                                                                            --------------
 TOTAL BANK NOTES (COST--
 $109,484,833)......................                                           109,484,833
                                                                            --------------
 BANKERS ACCEPTANCES--0.25%
 DOMESTIC--0.25%
   10,000  SUNTRUST BANKS
            INCORPORATED (COST--
            $9,976,917)............         01/16/98            5.540            9,976,917
                                                                            --------------
 CERTIFICATES OF DEPOSIT--19.79%
 DOMESTIC--3.30%
   41,000  BANKERS TRUST NEW YORK
            CORPORATION............         01/02/98       5.640 TO 5.700*      40,992,474
   90,900  BANKERS TRUST NEW YORK
            CORPORATION............   03/24/98 TO 12/10/98 5.950 TO 6.280       90,888,135
                                                                            --------------
                                                                               131,880,609
                                                                            --------------
 EURO-DOLLAR--1.23%
   14,000  ABN-AMRO BANK N.V. .....         01/05/98            5.880           13,999,960
   25,000  BARCLAYS BANK PLC.......         01/09/98            5.600           25,000,055
   10,000  WESTDEUTSCHE LANDESBANK
            GIROZENTRALE...........         08/03/98            5.820           10,000,561
                                                                            --------------
                                                                                49,000,576
                                                                            --------------
 YANKEE--15.26%
   16,000  BARCLAYS BANK PLC.......         06/25/98            5.940           15,995,604
   35,000  CANADIAN IMPERIAL BANK
            OF COMMERCE............   02/09/98 TO 10/21/98 5.685 TO 5.940       34,990,750
   55,700  CREDIT AGRICOLE INDOSUEZ
            .......................   09/30/98 TO 12/09/98 5.830 TO 6.000       55,692,428
   30,000  CREDIT SUISSE FIRST
            BOSTON.................         01/06/98            5.849*          30,000,000
   35,000  DEUTSCHE BANK AG........         01/16/98            5.640           34,999,724
   40,000  NATIONAL BANK OF CANADA.   02/06/98 TO 08/10/98 5.700 TO 5.870       40,001,375
   16,000  NATIONAL WESTMINSTER
            BANK PLC...............         07/30/98            5.790           15,999,118
   70,000  ROYAL BANK OF CANADA....   03/03/98 TO 10/01/98 5.650 TO 6.300       70,008,405
   20,100  SOCIETE GENERALE........         01/02/98            6.180*          20,096,857
  164,750  SOCIETE GENERALE........   01/06/98 TO 10/09/98 5.720 TO 6.200      164,732,209
   30,000  SVENSKA HANDELSBANKEN...   01/05/98 TO 09/18/98 5.860 TO 5.900       30,000,017
   98,000  SWISS BANK CORPORATION..   02/18/98 TO 12/18/98 5.740 TO 5.980       97,994,235
                                                                            --------------
                                                                               610,510,722
                                                                            --------------
 TOTAL CERTIFICATES OF DEPOSIT
 (COST-- $791,391,907)..............                                           791,391,907
                                                                            --------------

PAINEWEBBER RETIREMENT MONEY FUND

 PRINCIPAL
  AMOUNT                                    MATURITY          INTEREST
   (000)                                     DATES             RATES          VALUE
 ---------                            -------------------- -------------- --------------
 COMMERCIAL PAPER@--53.19%
 ASSET-BACKED--10.46%
 $ 30,000  ASSET SECURITIZATION
            COOPERATIVE
            CORPORATION............         01/07/98           6.200%     $   29,969,000
   55,000  ATLANTIS ONE FUNDING
            CORPORATION............   01/27/98 TO 01/30/98 5.630 TO 6.100     54,753,803
   45,497  DELAWARE FUNDING
            CORPORATION............   01/06/98 TO 01/16/98 5.630 TO 6.000     45,404,017
   57,633  ENTERPRISE FUNDING
            CORPORATION............   01/05/98 TO 02/06/98 5.730 TO 5.800     57,483,780
   75,000  FALCON ASSET
            SECURITIZATION
            CORPORATION............   01/05/98 TO 01/15/98 5.650 TO 6.500     74,918,083
   22,000  NEW CENTER ASSET TRUST..         01/02/98           6.750          21,995,875
   64,600  PREFERRED RECEIVABLES
            FUNDING CORPORATION....   01/06/98 TO 02/11/98 5.580 TO 5.900     64,385,710
   69,377  TRIPLE-A ONE FUNDING
            CORPORATION............   01/07/98 TO 02/04/98 5.630 TO 6.120     69,224,175
                                                                          --------------
                                                                             418,134,443
                                                                          --------------
 AUTO & TRUCK--0.37%
   15,000  DAIMLER-BENZ NORTH
            AMERICA CORPORATION....         01/21/98           5.720          14,952,333
                                                                          --------------
 BANKING--12.95%
   15,000  ABBEY NATIONAL NORTH
            AMERICA................         02/25/98           5.540          14,873,042
    9,420  BANKERS TRUST NEW YORK
            CORPORATION............         03/30/98           5.580           9,291,511
   20,000  BANQUE ET CAISSE
            D'EPARGNE DE L'ETAT....         01/20/98           5.710          19,939,728
   45,000  BCI FUNDING CORPORATION.   02/06/98 TO 03/02/98 5.690 TO 5.800     44,636,533
   20,000  CITICORP................         05/05/98           5.540          19,618,356
   33,770  CREDIT AGRICOLE
            INDOSUEZ...............   01/14/98 TO 01/16/98 5.590 TO 5.700     33,695,416
   53,000  CREGEM NORTH AMERICA
            INCORPORATED...........   02/04/98 TO 02/17/98 5.590 TO 5.700     52,645,295
   20,000  DEN DANSKE CORPORATION..         01/21/98           5.590          19,937,889
   35,000  GENERALE BANK
            INCORPORATED...........         02/13/98           5.680          34,762,544
   83,800  NORDBANKEN NORTH AMERICA
            INCORPORATED...........   01/08/98 TO 03/16/98 5.500 TO 5.840     83,380,865
   50,000  SAN PAOLO U.S. FINANCIAL
            COMPANY................   01/05/98 TO 01/20/98 5.580 TO 5.610     49,910,479
   30,000  SUNTRUST BANKS
            INCORPORATED...........         01/16/98           5.860          29,926,750
   90,000  UNIFUNDING INCORPORATED.   01/02/98 TO 04/20/98 5.510 TO 5.830     89,656,353
   15,910  WESTPAC CAPITAL
            CORPORATION............         03/05/98           5.650          15,752,690
                                                                          --------------
                                                                             518,027,451
                                                                          --------------
 BROKER-DEALER--6.85%
   15,000  GOLDMAN SACHS GROUP
            L.P....................         09/25/98           5.580          14,379,225
  135,000  LEHMAN BROTHERS HOLDINGS
            INCORPORATED...........   01/09/98 TO 06/30/98 5.600 TO 6.700    134,302,736
   15,510  MERRILL LYNCH & COMPANY
            INCORPORATED...........   01/13/98 TO 02/17/98 5.550 TO 5.620     15,478,633
  110,000  MORGAN STANLEY, DEAN
            WITTER, DISCOVER &
            COMPANY................   01/12/98 TO 01/28/98 5.510 TO 5.900    109,647,937
                                                                          --------------
                                                                             273,808,531
                                                                          --------------
 BUSINESS SERVICES--1.09%
   14,000  BLOCK FINANCIAL
            CORPORATION............         03/06/98           5.750          13,856,889
   30,000  PHH CORPORATION.........         01/21/98           5.950          29,900,833
                                                                          --------------
                                                                              43,757,722
                                                                          --------------
 BUILDING MATERIALS--0.13%
    5,000  SHERWIN-WILLIAMS
            COMPANY................         01/05/98           5.855           4,996,750
                                                                          --------------
 CHEMICALS--1.73%
   20,000  DUPONT (E. I.) DE
            NEMOURS & COMPANY......         01/22/98           5.750          19,932,917
   49,500  MONSANTO COMPANY........   01/05/98 TO 04/07/98 5.520 TO 5.950     49,204,090
                                                                          --------------
                                                                              69,137,007
                                                                          --------------
 DRUGS, HEALTHCARE--1.58%
   10,000  BAYER CORPORATION.......         01/21/98           5.590           9,968,944
   16,000  GLAXO WELLCOME PLC......         03/03/98           5.720          15,844,925
   17,575  NOVARTIS FINANCE
            CORPORATION............   01/07/98 TO 01/12/98 5.820 TO 5.900     17,554,319
   20,000  PFIZER INCORPORATED.....         01/20/98           5.750          19,939,306
                                                                          --------------
                                                                              63,307,494
                                                                          --------------
 ELECTRONICS--0.20%
    8,000  VERMONT AMERICAN
            CORPORATION............         01/29/98           5.780           7,964,036
                                                                          --------------
 ENERGY--3.75%
  150,000  KOCH INDUSTRIES
            INCORPORATED...........         01/02/98           6.700         149,972,083
                                                                          --------------

PAINEWEBBER RETIREMENT MONEY FUND

 PRINCIPAL
  AMOUNT                                    MATURITY          INTEREST
   (000)                                     DATES             RATES           VALUE
 ---------                            -------------------- --------------  --------------
 COMMERCIAL PAPER@--(CONCLUDED)
 ENTERTAINMENT--0.87%
 $ 35,000  WALT DISNEY COMPANY.....   01/08/98 TO 01/15/98 5.700 TO 6.100% $   34,948,181
                                                                           --------------
 FINANCE--CONDUIT--1.38%
   30,000  COMMERZBANK U.S. FINANCE
            INCORPORATED...........         01/28/98           5.890           29,867,475
   25,371  SVENSKA HANDELSBANKEN
            INCORPORATED...........         01/20/98           5.520           25,297,086
                                                                           --------------
                                                                               55,164,561
                                                                           --------------
 FINANCE--CONSUMER--0.62%
   25,000  TRANSAMERICA FINANCE
            CORPORATION............         01/21/98           5.700           24,920,833
                                                                           --------------
 FINANCE--SUBSIDIARY--1.62%
   25,000  CREDITANSTALT FINANCE
            INCORPORATED...........         03/05/98           5.715           24,749,969
   40,000  DEUTSCHE BANK FINANCIAL
            INCORPORATED...........   01/06/98 TO 01/07/98     5.500           39,967,153
                                                                           --------------
                                                                               64,717,122
                                                                           --------------
 FOOD, BEVERAGE & TOBACCO--2.04%
   14,585  FORTUNE BRANDS,
            INCORPORATED...........         01/14/98           5.850           14,554,189
   18,300  GRAND METROPOLITAN
            CAPITAL CORPORATION....         01/07/98           5.880           18,282,066
   27,300  HEINZ (H.J.) COMPANY....         01/26/98           5.950           27,187,198
   21,625  SARA LEE CORPORATION....         01/06/98           6.100           21,606,679
                                                                           --------------
                                                                               81,630,132
                                                                           --------------
 INSURANCE--0.37%
   15,000  PRUDENTIAL FUNDING
            CORPORATION............         04/01/98           5.720           14,785,500
                                                                           --------------
 MACHINERY--0.45%
   18,300  CATERPILLAR FINANCIAL
            SERVICES CORPORATION...         04/28/98           5.520           17,971,698
                                                                           --------------
 MANUFACTURING--DIVERSIFIED--1.29%
   40,000  BTR DUNLOP FINANCE
            INCORPORATED...........   01/07/98 TO 02/18/98 5.510 TO 5.680      39,863,442
   11,900  MINNESOTA MINING &
            MANUFACTURING COMPANY..         04/24/98           5.590           11,691,198
                                                                           --------------
                                                                               51,554,640
                                                                           --------------
 MISCELLANEOUS--0.99%
   40,000  BETA FINANCE
            INCORPORATED...........   02/13/98 TO 05/18/98 5.500 TO 5.690      39,521,954
                                                                           --------------
 PRINTING & PUBLISHING--0.84%
   19,400  E.W. SCRIPPS COMPANY....         01/12/98           5.700           19,366,212
   14,500  MCGRAW-HILL COMPANIES
            INCORPORATED (THE).....         06/03/98           5.550           14,157,981
                                                                           --------------
                                                                               33,524,193
                                                                           --------------
 TELECOMMUNICATIONS--1.97%
    7,581  BELL ATLANTIC FINANCIAL
            SERVICES INCORPORATION.   01/15/98 TO 01/16/98     5.900            7,562,739
   56,237  LUCENT TECHNOLOGIES
            INCORPORATED...........   01/08/98 TO 01/09/98 5.800 TO 5.850      56,167,078
   15,000  SBC COMMUNICATIONS
            INCORPORATED...........         01/22/98           5.500           14,951,875
                                                                           --------------
                                                                               78,681,692
                                                                           --------------
 UTILITY--ELECTRIC--1.64%
   65,620  SOUTHERN CALIFORNIA
            EDISON.................         01/05/98           6.500           65,572,608
                                                                           --------------
      TOTAL COMMERCIAL PAPER (COST--
 $2,127,050,964)....................                                        2,127,050,964
                                                                           --------------
 SHORT-TERM CORPORATE OBLIGATIONS--
 15.56%
 AUTO & TRUCK--0.42%
   16,600  FORD MOTOR CREDIT
            COMPANY................   02/05/98 TO 02/26/98 6.250 TO 6.450      16,609,666
                                                                           --------------
 BANKING--0.37%
    5,000  CHASE MANHATTAN
            CORPORATION (THE)......         01/15/98           6.625            5,001,551
    4,000  FIRST CHICAGO FINANCIAL
            CORPORATION............         06/01/98           8.500            4,041,944
    5,850  NATIONSBANK CORPORATION.         01/15/98           6.625            5,851,883
                                                                           --------------
                                                                               14,895,378
                                                                           --------------

PAINEWEBBER RETIREMENT MONEY FUND

 PRINCIPAL
  AMOUNT                                    MATURITY          INTEREST
   (000)                                     DATES             RATES            VALUE
 ---------                            -------------------- --------------   --------------
 SHORT-TERM CORPORATE OBLIGATIONS--
 (CONCLUDED)
 BROKER-DEALER--7.36%
 $135,000  BEAR STEARNS COMPANIES
            INCORPORATED...........   01/02/98 TO 01/22/98 5.670 TO 6.029*% $  135,000,000
   54,430  BEAR STEARNS COMPANIES
            INCORPORATED...........   01/14/98 TO 06/22/98 5.830 TO 9.125       54,505,524
   35,000  LEHMAN BROTHERS HOLDINGS
            INCORPORATED...........   01/09/98 TO 01/20/98 5.969 TO 6.011*      35,000,000
    6,268  LEHMAN BROTHERS HOLDINGS
            INCORPORATED...........   11/01/98 TO 11/10/98 6.590 TO 8.875        6,325,156
   10,000  MERRILL LYNCH & COMPANY
            INCORPORATED...........         01/02/98           5.680*            9,999,775
   30,000  MERRILL LYNCH & COMPANY
            INCORPORATED...........   03/16/98 TO 10/09/98 5.655 TO 9.000       30,050,523
   14,800  MORGAN STANLEY, DEAN
            WITTER, DISCOVER &
            COMPANY................         02/13/98           5.825*           14,800,000
    8,575  MORGAN STANLEY, DEAN
            WITTER, DISCOVER &
            COMPANY................         03/01/98           9.250             8,621,427
                                                                            --------------
                                                                               294,302,405
                                                                            --------------
 BUSINESS SERVICES--0.30%
   12,000  FIRST DATA CORPORATION..         08/07/98           6.190            12,023,312
                                                                            --------------
 COMPUTERS--1.54%
   11,500  INTERNATIONAL BUSINESS
            MACHINES CORPORATION...   01/22/98 TO 01/28/98 5.650 TO 5.670       11,499,544
   40,000  IBM CREDIT CORPORATION..   01/06/98 TO 03/19/98 5.756 TO 6.029*      39,991,780
   10,000  IBM CREDIT CORPORATION..         05/11/98           6.375            10,019,250
                                                                            --------------
                                                                                61,510,574
                                                                            --------------
 FINANCE--AIRCRAFT--0.20%
    8,000  INTERNATIONAL LEASE
            FINANCE CORPORATION....         06/15/98           6.250             8,017,351
                                                                            --------------
 FINANCE--CONSUMER--0.59%
   23,560  AMERICAN GENERAL FINANCE
            CORPORATION............         03/01/98           7.250            23,615,160
                                                                            --------------
 FINANCE--DIVERSIFIED--0.06%
    2,200  ASSOCIATES CORPORATION
            OF NORTH AMERICA.......         03/15/98           7.300             2,204,511
                                                                            --------------
 FINANCE--INDEPENDENT--0.37%
   15,000  NATIONAL RURAL UTILITIES
            COOPERATIVE FINANCE
            CORPORATION............         07/10/98           5.980            15,000,000
                                                                            --------------
 FINANCE--SUBSIDIARY--1.30%
   18,000  DEUTSCHE BANK FINANCIAL
            INCORPORATED...........         11/17/98           5.920            18,000,000
   32,970  NATIONAL AUSTRALIA BANK
            LIMITED................         10/15/98           9.700            33,917,222
                                                                            --------------
                                                                                51,917,222
                                                                            --------------
 INSURANCE--1.13%
   35,000  PRUDENTIAL FUNDING
            CORPORATION............   01/06/98 TO 10/14/98 5.660 TO 5.840       34,990,111
   10,200  USAA CAPITAL
            CORPORATION............   01/09/98 TO 09/18/98 5.800 TO 6.320       10,205,062
                                                                            --------------
                                                                                45,195,173
                                                                            --------------
 MISCELLANEOUS--1.80%
   72,000  BETA FINANCE
            INCORPORATED...........   01/13/98 TO 11/16/98 5.800 TO 6.120       72,000,000
                                                                            --------------
 TELECOMMUNICATIONS--0.12%
    5,000  MCI COMMUNICATIONS
            CORPORATION............         02/23/98           6.150             5,000,692
                                                                            --------------
 TOTAL SHORT-TERM CORPORATE
  OBLIGATIONS (COST--$622,291,444)..                                           622,291,444
                                                                            --------------
 REPURCHASE AGREEMENT--0.64%
   25,491  REPURCHASE AGREEMENT
            DATED 12/31/97 WITH
            HONG KONG SHANGHAI
            BANKING CORPORATION,
            COLLATERALIZED BY
            $17,191,000 U.S.
            TREASURY BONDS, 12.00%
            DUE 08/15/13 (VALUE
            $26,001,388); PROCEEDS:
            $25,500,205 (COST -
            $25,491,000)...........         01/02/98           6.500            25,491,000
                                                                            --------------
 TOTAL INVESTMENTS (COST--
  $3,975,734,870 WHICH APPROXIMATES
  COST FOR FEDERAL INCOME TAX
  PURPOSES)--99.42%.................                                         3,975,734,870
 OTHER ASSETS IN EXCESS OF
  LIABILITIES--0.58%................                                            23,303,124
                                                                            --------------
 NET ASSETS (APPLICABLE TO
  4,000,983,476 SHARES OF COMMON
  STOCK
  OUTSTANDING AT $1.00 PER SHARE)--
  100.00%...........................                                        $3,999,037,994
                                                                            ==============

--------
 * VARIABLE RATE SECURITIES--MATURITY DATES REFLECT EARLIER OF RESET DATES OR MATURITY DATES. THE INTEREST RATES SHOWN ARE THE CURRENT RATES AS OF DECEMBER 31, 1997.
 @ INTEREST RATES SHOWN ARE DISCOUNT RATES AT DATE OF PURCHASE.

                       WEIGHTED AVERAGE MATURITY--67 DAYS

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

PAINEWEBBER RETIREMENT MONEY FUND
STATEMENT OF OPERATIONS

                                                                  FOR THE SIX
                                                                 MONTHS ENDED
                                                               DECEMBER 31, 1997
                                                                  (UNAUDITED)
                                                               -----------------
INVESTMENT INCOME:
INTEREST......................................................   $116,501,805
                                                                 ------------
EXPENSES:
INVESTMENT ADVISORY AND ADMINISTRATION........................      8,271,452
TRANSFER AGENCY AND SERVICE FEES..............................      3,696,940
DISTRIBUTION FEES.............................................      1,636,456
REPORTS AND NOTICES TO SHAREHOLDERS...........................        782,574
FEDERAL AND STATE REGISTRATION................................        382,270
CUSTODY AND ACCOUNTING........................................        204,543
LEGAL AND AUDIT...............................................        102,396
INSURANCE EXPENSE.............................................         77,568
DIRECTORS' FEES...............................................          5,250
OTHER EXPENSES................................................        178,276
                                                                 ------------
                                                                   15,337,725
                                                                 ------------
NET INVESTMENT INCOME.........................................    101,164,080
NET REALIZED LOSS FROM INVESTMENT TRANSACTIONS................       (156,648)
                                                                 ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..........   $101,007,432
                                                                 ============

STATEMENT OF CHANGES IN NET ASSETS

                                                  FOR THE SIX
                                                 MONTHS ENDED       FOR THE
                                               DECEMBER 31, 1997   YEAR ENDED
                                                  (UNAUDITED)    JUNE 30, 1997
                                               ----------------- --------------
FROM OPERATIONS:
NET INVESTMENT INCOME........................   $  101,164,080   $  178,312,501
NET REALIZED GAIN (LOSS) FROM INVESTMENT
 TRANSACTIONS................................         (156,648)          52,049
                                                --------------   --------------
NET INCREASE IN NET ASSETS RESULTING FROM OP-
 ERATIONS....................................      101,007,432      178,364,550
                                                --------------   --------------
DIVIDENDS TO SHAREHOLDERS FROM:
NET INVESTMENT INCOME........................     (101,164,080)    (178,312,501)
                                                --------------   --------------
NET INCREASE IN NET ASSETS FROM CAPITAL STOCK
 TRANSACTIONS................................       76,441,535      422,192,652
                                                --------------   --------------
NET INCREASE IN NET ASSETS...................       76,284,887      422,244,701
NET ASSETS:
BEGINNING OF PERIOD..........................    3,922,753,107    3,500,508,406
                                                --------------   --------------
END OF PERIOD................................   $3,999,037,994   $3,922,753,107
                                                ==============   ==============



                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
 PaineWebber RMA Money Fund, Inc. (the "Corporation") was incorporated in the state of Maryland on July 2, 1982 and is registered with the Securities and Ex-change Commission under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Corporation is a se-ries mutual fund with three funds: PaineWebber Retirement Money Fund (the "Fund"), PaineWebber RMA Money Market Portfolio and PaineWebber RMA U.S. Gov-ernment Portfolio. The financial statements of PaineWebber RMA Money Market Portfolio and PaineWebber RMA U.S. Government Portfolio are not included here-in.
 The preparation of financial statements in accordance with generally accepted accounting principles requires Fund management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:
 Valuation and Accounting for Investments and Investment Income--Investments are valued at amortized cost which approximates market value. Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.
 Repurchase Agreements--The Fund's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.
 Dividends and Distributions--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differ-ences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.
CONCENTRATION OF RISK
 The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments, including those particular to a specific industry or region.
INVESTMENT ADVISER AND ADMINISTRATOR
 The Corporation's board of directors has approved an Investment Advisory and Administration Contract ("Advisory Contract") with PaineWebber Incorporated ("PaineWebber"), under which PaineWebber serves as investment adviser and ad-ministrator of the Corporation and each of its series. In accordance with the Advisory Contract, the Fund pays PaineWebber an investment advisory and admin-istration fee, which is accrued daily and paid monthly, in accordance with the following schedule:

                                                                          ANNUAL
AVERAGE DAILY NET ASSETS                                                   RATE
------------------------                                                  ------
UP TO $1.0 BILLION....................................................... 0.50%
IN EXCESS OF $1.0 BILLION UP TO $1.5 BILLION............................. 0.44
OVER $1.5 BILLION........................................................ 0.36

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
 At December 31, 1997, the Fund owed PaineWebber $1,372,741 in investment advi-sory and administration fees.
 Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly owned asset management subsidiary of PaineWebber, serves as sub-adviser and sub-administrator of the Fund pursuant to a Sub-Advisory and Sub-Administration Contract between PaineWebber and Mitchell Hutchins. In accordance with that contract, PaineWebber (not the Fund) pays Mitchell Hutchins a fee, computed daily and paid monthly, at an annual rate of 20% of the fee paid by the Fund to PaineWebber under the Advisory Contract.
DISTRIBUTION PLAN
 PaineWebber is the distributor of the Fund's shares and the exclusive dealer for the sale of those shares. Under the plan of distribution, the Fund is au-thorized to pay PaineWebber a service fee, which is accrued daily and paid monthly, at an annual rate of up to 0.15% of the Fund's average daily net as-sets. Prior to February 12, 1998, PaineWebber was compensated for its services under the plan at an annual rate of 0.08% of the Fund's average daily net as-sets. Effective February 12, 1998, the board of directors approved an increase in the annual rate of such fee to 0.125%. At December 31, 1997, the Fund owed PaineWebber $271,081 in distribution fees.
TRANSFER AGENCY SERVICE FEES
 Prior to August 1, 1997, the Fund paid PaineWebber an annual fee of $4.00 per active PaineWebber shareholder account, plus certain out-of-pocket expenses, for certain services not provided by the Fund's transfer agent. For these serv-ices for the month ended July 31, 1997, PaineWebber earned $251,757 in service fees from the Fund.
 Subsequent to July 31, 1997, PaineWebber provides transfer agency related services to the Fund pursuant to a delegation of authority from PFPC, Inc., the Funds transfer agent, and is compensated for these services by PFPC, Inc., not the Fund. For the five months ended December 31, 1997, PaineWebber received ap-proximately 52% of the total transfer agency service fees collected by PFPC, Inc. from the Fund.
OTHER LIABILITIES
 At December 31, 1997, dividends payable aggregated $7,571,745.
FEDERAL TAX STATUS
 The Fund intends to distribute substantially all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year sub-stantially all of its net investment income, capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.
 At June 30, 1997, the Fund had a net capital loss carryforward of $1,788,835 which is available as a reduction, to the extent provided in the regulations, of any future net capital gains realized before the end of fiscal year 2003. To the extent that the losses are used to offset future capital gains, it is prob-able that the gains so offset will not be distributed.
CAPITAL STOCK
 There are 20 billion shares of $0.001 par value common stock authorized. Transactions in common stock, at $1.00 per share, were as follows:

                                                 FOR THE SIX        FOR THE
                                                MONTHS ENDED      YEAR ENDED
                                              DECEMBER 31, 1997  JUNE 30, 1997
                                              ----------------- ---------------
SHARES SOLD..................................   7,741,579,124    13,353,452,948
SHARES REPURCHASED...........................  (7,763,454,911)  (13,105,386,823)
DIVIDENDS REINVESTED.........................      98,317,322       174,126,527
                                               --------------   ---------------
NET INCREASE.................................      76,441,535       422,192,652
                                               ==============   ===============

PAINEWEBBER RETIREMENT MONEY FUND
FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD IS PRESENTED BELOW:

                             FOR THE SIX
                            MONTHS ENDED                 FOR THE YEARS ENDED JUNE 30,
                          DECEMBER 31, 1997 --------------------------------------------------------------
                             (UNAUDITED)       1997         1996         1995         1994         1993
                          ----------------- ----------   ----------   ----------   ----------   ----------
NET ASSET VALUE,
 BEGINNING OF PERIOD....     $     1.00     $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
                             ----------     ----------   ----------   ----------   ----------   ----------
NET INVESTMENT INCOME...          0.025          0.048        0.050        0.047        0.028        0.027
DIVIDENDS FROM NET
 INVESTMENT INCOME......         (0.025)        (0.048)      (0.050)      (0.047)      (0.028)      (0.027)
                             ----------     ----------   ----------   ----------   ----------   ----------
NET ASSET VALUE, END OF
 PERIOD.................     $     1.00     $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
                             ==========     ==========   ==========   ==========   ==========   ==========
TOTAL INVESTMENT
 RETURN(1)..............           2.52 %         4.89 %       5.13 %       4.83 %       2.75 %       2.78 %
                             ==========     ==========   ==========   ==========   ==========   ==========
RATIOS/SUPPLEMENTAL
 DATA:
NET ASSETS, END OF
 PERIOD (000'S).........     $3,999,038     $3,922,753   $3,500,508   $2,966,199   $2,450,235   $2,280,840
EXPENSES TO AVERAGE NET
 ASSETS.................           0.75 %*        0.75 %       0.70 %       0.78 %       0.77 %       0.79 %
NET INVESTMENT INCOME TO
 AVERAGE NET ASSETS.....           4.95 %*        4.79 %       5.01 %       4.75 %       2.77 %       2.76 %

--------
 * ANNUALIZED.
(1) TOTAL INVESTMENT RETURN IS CALCULATED ASSUMING A $1,000 INVESTMENT ON THE FIRST DAY OF EACH PERIOD REPORTED, REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS AT NET ASSET VALUE ON THE PAYABLE DATES AND A SALE AT NET ASSET VALUE ON THE LAST DAY OF EACH PERIOD REPORTED. TOTAL INVESTMENT RETURN FOR PERIODS OF LESS THAN ONE YEAR HAS NOT BEEN ANNUALIZED.